Earnings per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares

The calculation of both basic and diluted number of weighted average outstanding shares of:

	June 30, 2017	June 30, 2018
Basic and diluted net income/(loss) available to common shareholders (in thousands)	$4,992	$(2,463)
Basic weighted average number of shares	55,488,984	55,601,772
Effect of dilutive potential share options*:	373,740	—

Diluted weighted average number of shares	55,862,724	55,601,772

*	Due to a loss for the six months ended June 30, 2018, no incremental shares are included because the effect would be antidilutive.